Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Other Comprehensive Income
Net income for the year	R$ 6,229,357	R$ 4,770,527	R$ 5,001,014
Other comprehensive income that may be reclassified into income in subsequent periods	2,552	34,861	1,523
Gain (losses) on derivative financial instruments	5,664	(6,283)	(509)
Taxes	(1,926)	2,136	173
Cumulative Translation Adjustments (CTA) on transactions in foreign currency	(1,186)	39,008	1,859
Other comprehensive income (losses) not to be reclassified into income (losses) in subsequent periods	262,615	204,785	(132,131)
Unrealized gains (losses) on financial assets at fair value through other comprehensive income	(429)	440	(17)
Taxes	146	(150)	6
Actuarial gains (losses) and limitation effect of the assets of surplus plan	396,923	309,911	(201,660)
Taxes	(134,025)	(105,416)	69,540
Other comprehensive income (losses)	265,167	239,646	(130,608)
Total comprehensive income for the year	6,494,524	5,010,173	4,870,406
Attributable to:
Controlling shareholders	6,504,534	R$ 5,010,173	R$ 4,870,406
Non-controlling shareholders	R$ (10,010)